NON-FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions, non current	$ 147	$ 141
Provisions, current	4	5
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	107	106
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	25	19
Provisions, current	2	2
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	15	15
Provisions, current	2	3
Other provisions [member]
IfrsStatementLineItems [Line Items]
Provisions, non current		$ 1